INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS	12 Months Ended
Dec. 31, 2024
Real Estate [Abstract]
INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS	INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS
The carrying amounts of investment real estate, net of accumulated depreciation, and real estate partnerships by property-type are as follows:

AS OF DEC. 31, 2024 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate(1)		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$135	6%	$108	3%
Industrial	14	1%	83	2%
Land	288	11%	35	1%
Office	338	14%	2,090	61%
Retail	186	8%	705	21%
Apartments	47	2%	267	8%
Student housing	—	—%	—	—%
Single family residential	1,343	57%	—	—%
Other	15	1%	150	4%
Total	$2,366	100%	$3,438	100%
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(1)Investment real estate for single family residential property is fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.

AS OF DEC. 31, 2023 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$14	2%	$462	15%
Industrial	65	8%	369	12%
Land	37	4%	15	1%
Office	464	53%	1,402	45%
Retail	218	25%	17	1%
Apartments	60	7%	425	13%
Student housing	—	—%	85	2%
Other	3	1%	335	11%
Total	$861	100%	$3,110	100%
As of December 31, 2024, $12 million of real estate investments met the criteria as held-for-sale. As of December 31, 2023, no real estate investments met the criteria as held-for-sale.